SCHEDULE OF RESTRICTED SHARE UNITS OUTSTANDING (Details)	6 Months Ended
Jun. 30, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	183,997
Outstanding, weighted average fair value | $ / shares	$ 5.05
Weighted average years until expiry, outstanding	1 year 3 days
August 1, 2024 [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	67,083
Outstanding, weighted average fair value | $ / shares	$ 1.38
Weighted average years until expiry, outstanding	9 months
June 2025 [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	77,914
June 26, 2025 [member]
IfrsStatementLineItems [Line Items]
Outstanding, weighted average fair value | $ / shares	$ 3.92
Weighted average years until expiry, outstanding	11 months 26 days
January 05, 2026 [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	13,000
Outstanding, weighted average fair value | $ / shares	$ 13.55
Weighted average years until expiry, outstanding	6 months 7 days
January 05, 2026 one [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	13,000
Outstanding, weighted average fair value | $ / shares	$ 13.55
Weighted average years until expiry, outstanding	1 year 6 months 7 days
January 05, 2026 Two [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	13,000
Outstanding, weighted average fair value | $ / shares	$ 13.55
Weighted average years until expiry, outstanding	2 years 6 months 7 days